Condensed Financial Information of the Parent Company (Details Textual) - $ / shares	Mar. 04, 2019	Mar. 31, 2019	Mar. 31, 2018	Feb. 09, 2018
Condensed Financial Information of the Parent Company (Textual)
Ordinary shares, par value		$ 0.0005	$ 0.0005
Ordinary shares, shares authorized		100,000,000	100,000,000
Ordinary shares, shares issued		23,000,000	23,000,000
Ordinary shares, shares outstanding		23,000,000	23,000,000
Ordinary shares cancelled	77,223,100
Happiness Biotech Group Limited [Member]
Condensed Financial Information of the Parent Company (Textual)
Ordinary shares, par value	$ 111.55	$ 0.0005		$ 1
Ordinary shares, shares authorized		100,000,000
Ordinary shares, shares issued		23,000,000		50,000
Ordinary shares, shares outstanding		23,000,000
Ordinary shares cancelled	77,223,100
Sold additional odinary shares	223,100